UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment |_|; Amendment Number: _______

      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
Address: 461 Fifth Avenue, 22nd Floor
         New York, New York 10017

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard H. Weinstein
Title:   Executive Vice President
Phone:   212-867-9090

Signature, Place, and Date of Signing:

    /s/ Richard H. Weinstein       New York, New York       August 12, 2011
    ------------------------       ------------------       ---------------
          [Signature]                [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      56

Form 13F Information Table Value Total:      $872,646
                                             (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None.

                     SHENKMAN CAPITAL MANAGEMENT, INC.          13F SECURITIES HOLDINGS          AS OF 6/30/11

                                   TITLE                                                                         VOTING AUTHORITY
                                    OF                     VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER  ---------------------
      NAME OF ISSUER               CLASS         CUSIP    (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1  007903AN7    1,080    1,050,000  PRN           Sole              1,050,000
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0  007903AL1   50,625   49,745,000  PRN           Sole             49,745,000
AFFILIATED MANAGERS GROUP     NOTE 3.950% 8/1  008252AL2    8,666    7,755,000  PRN           Sole              7,755,000
ALLIANCE DATA SYSTEMS CORP    NOTE 1.750% 8/0  018581AD0    3,360    2,645,000  PRN           Sole              2,645,000
ALLIANT TECHSYSTEMS INC       NOTE 2.750% 9/1  018804AN4    1,213    1,210,000  PRN           Sole              1,210,000
AMGEN INC                     NOTE 0.375% 2/0  031162AQ3    6,675    6,625,000  PRN           Sole              6,625,000
ARCHER DANIELS MIDLAND CO     NOTE 0.875% 2/1  039483AW2    6,130    5,790,000  PRN           Sole              5,790,000
ARRIS GROUP INC               NOTE 2.000%11/1  04269QAC4    6,012    5,705,000  PRN           Sole              5,705,000
ARVINMERITOR INC              NOTE 4.625% 3/0  043353AF8    3,788    3,490,000  PRN           Sole              3,490,000
AVIS BUDGET GROUP             NOTE 3.500%10/0  053774AB1    8,844    6,920,000  PRN           Sole              6,920,000
BARRETT BILL CORP             NOTE 5.000% 3/1  06846NAA2    8,622    8,330,000  PRN           Sole              8,330,000
BECKMAN COULTER INC           NOTE 2.500%12/1  075811AD1    2,003    1,675,000  PRN           Sole              1,675,000
BRISTOW GROUP INC             NOTE 3.000% 6/1  110394AC7   15,877   15,085,000  PRN           Sole             15,085,000
CAL DIVE INTL INC             NOTE 3.250%12/1  127914AB5   39,701   39,800,000  PRN           Sole             39,800,000
CASELLA WASTE SYS INC         CL A             147448104    3,335      546,684  SH            Sole                546,684
CENTRAL EUROPEAN MEDIA        NOTE 5.000%11/1  153443AH9    4,085    4,590,000  PRN           Sole              4,590,000
CHARLES RIV LABS INTL INC     NOTE 2.250% 6/1  159864AB3    6,894    6,535,000  PRN           Sole              6,535,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1  165167BZ9   47,684   44,985,000  PRN           Sole             44,985,000
CUBIST PHARMACEUTICALS INC    NOTE 2.250% 6/1  229678AC1      871      680,000  PRN           Sole                680,000
CUMULUS MEDIA INC             CL A             231082108    2,188      625,000  SH            Sole                625,000
ENERSYS                       NOTE 3.375% 6/0  29275YAA0    2,904    2,560,000  PRN           Sole              2,560,000

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
                                   TITLE                                                                         VOTING AUTHORITY
                                    OF                     VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER  ---------------------
      NAME OF ISSUER               CLASS         CUSIP    (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
EQUINIX INC                   NOTE 2.500% 4/1  29444UAF3    7,773    7,355,000  PRN           Sole              7,355,000
EURONET WORLDWIDE INC         NOTE 3.500%10/1  298736AF6    7,043    6,965,000  PRN           Sole              6,965,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875%11/1  369300AD0   34,810   32,020,000  PRN           Sole             32,020,000
GOODRICH PETE CORP            NOTE 5.000%10/0  382410AC2    8,458    8,655,000  PRN           Sole              8,655,000
GREENBRIER COS INC            NOTE 2.375% 5/1  393657AD3    1,242    1,290,000  PRN           Sole              1,290,000
GROUP 1 AUTOMOTIVE INC        FRNT 2.250% 6/1  398905AE9   12,830   12,765,000  PRN           Sole             12,765,000
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1  410768AE5   18,803   18,945,000  PRN           Sole             18,945,000
HEALTH CARE REIT INC          NOTE 3.000%12/0  42217KAR7    5,587    4,980,000  PRN           Sole              4,980,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9   76,365   79,135,000  PRN           Sole             79,135,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1  440543AE6   19,887   20,675,000  PRN           Sole             20,675,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3  451055AB3   31,064   29,585,000  PRN           Sole             29,585,000
INTERPUBLIC GROUP COS INC     NOTE 4.250% 3/1  460690BA7   13,765   12,045,000  PRN           Sole             12,045,000
LEAP WIRELESS INTL INC        NOTE 4.500% 7/1  521863AL4   20,150   21,250,000  PRN           Sole             21,250,000
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1  52729NBK5   16,494   16,535,000  PRN           Sole             16,535,000
LIBERTY MEDIA CORP NEW        DEB 3.125% 3/3   530718AF2   13,085   10,920,000  PRN           Sole             10,920,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1  53219LAH2   59,979   55,990,000  PRN           Sole             55,990,000
LINEAR TECHNOLOGY CORP        NOTE 3.000% 5/0  535678AC0   16,415   15,340,000  PRN           Sole             15,340,000
LIVE NATION ENTERTAINMENT IN  NOTE 2.875% 7/1  538034AB5    3,652    3,885,000  PRN           Sole              3,885,000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1  549463AH0   24,140   24,569,000  PRN           Sole             24,569,000
MEDTRONIC INC                 NOTE 1.625% 4/1  585055AM8    3,383    3,310,000  PRN           Sole              3,310,000
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0  595112AH6   33,116   33,965,000  PRN           Sole             33,965,000
MYLAN INC                     NOTE 1.250% 3/1  628530AG2   12,889   11,520,000  PRN           Sole             11,520,000
PANTRY INC                    NOTE 3.000%11/1  698657AL7   16,868   16,910,000  PRN           Sole             16,910,000
PROLOGIS                      NOTE 2.250% 4/0  74340XAQ4      249      250,000  PRN           Sole                250,000

                                   TITLE                                                                         VOTING AUTHORITY
                                    OF                     VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER  ---------------------
      NAME OF ISSUER               CLASS         CUSIP    (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
PROLOGIS                      NOTE 3.250% 3/1  74340XAT8    5,612    4,920,000  PRN           Sole              4,920,000
RAYONIER TRS HLDGS INC        NOTE 3.750%10/1  75508AAB2    1,234    1,000,000  PRN           Sole              1,000,000
SANDISK CORP                  NOTE 1.000% 5/1  80004CAC5   50,473   52,135,000  PRN           Sole             52,135,000
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0  78388JAN6   14,054   12,740,000  PRN           Sole             12,740,000
SESI L L C                    NOTE 1.500%12/1  78412FAH7    9,524    9,380,000  PRN           Sole              9,380,000
SONIC AUTOMOTIVE INC          NOTE 5.000%10/0  83545GAQ5    4,568    3,450,000  PRN           Sole              3,450,000
STEWART ENTERPRISES INC       NOTE 3.125% 7/1  860370AH8   13,356   12,920,000  PRN           Sole             12,920,000
STEWART ENTERPRISES INC       NOTE 3.375% 7/1  860370AK1    1,074    1,065,000  PRN           Sole              1,065,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0  887319AC5      521      425,000  PRN           Sole                425,000
TRINITY INDS INC              NOTE 3.875% 6/0  896522AF6   80,754   77,000,000  PRN           Sole             77,000,000
UNISOURCE ENERGY CORP         NOTE 4.500% 3/0  909205AB2    2,872    2,635,000  PRN           Sole              2,635,000

                                          TOTAL (x$1,000) 872,646